Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,100,000.00
Previously Paid Amount	0.00
Total Fee Amount	151.91
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 151.91
Narrative - Max Aggregate Offering Price	$ 1,100,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true